Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)		Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Deferred offering costs in accrued expenses and other current liabilities		¥ 1,244,967		¥ 4,984,502
Accrued payroll and welfare		1,271,486		880,796
Borrowing from third parties	[1]	181,000		1,128,816
Other tax payable		1,959,295		2,156,194
Others	[2]	543,627		335,352
Total accrued expenses and other current liabilities		¥ 5,200,375	$ 766,439	¥ 9,485,660

[1]	Borrowings from third parties were to supplement working capital for project bidding and these borrowings are usually settled in a short time.
[2]	Others were mainly composed of personal social security cost payable.